Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ 73	$ 30	$ 57
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	17,494	16,173	14,346
Realized gains (losses) on derivative hedges	(4,442)	(3,254)	(1,966)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,618)	(1,709)	(2,529)
Applicable income taxes	(1,648)	(1,554)	(1,264)
Net income	6,946	7,124	6,253
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(15)	(69)	(48)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Investment Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	73	30	57
Applicable income taxes	(18)	(7)	(22)
Net income	55	23	35
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Investment Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	7	9	13
Applicable income taxes	(2)	(2)	(5)
Net income	5	7	8
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(11)	5	(30)
Applicable income taxes	3	(2)	11
Net income	(8)	3	(19)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(89)	(137)	(117)
Applicable income taxes	22	35	45
Net income	$ (67)	$ (102)	$ (72)